SUBSIDIARY COMPANIES ACQUIRED	9 Months Ended
Dec. 31, 2011
SUBSIDIARY COMPANIES ACQUIRED

NOTE 4 – SUBSIDIARY COMPANIES ACQUIRED

Effective April 1, 2011, the Company entered into an agreement to acquire 100% of the outstanding common shares of Pavone AG, a German corporation, for $350,000 in cash and 1,000,000 shares of its common stock. The fair value of the common stock was determined to be $4.90 per share, representing the market value at the end of trading on the date of the agreement. The total value of the investment, including the assumption of $11,261 in debt was $5,261,261.

Effective June 1, 2011, the Company acquired 100% of the outstanding common shares of GroupWare, Inc., a State of Florida corporation. As consideration the Company paid $250,000 and issued 250,000 shares of its common stock. The fair value of the common stock was determined to be $4.34 per share, representing the market value at the end of trading on the date of the agreement. The total value of the investment, including the assumption of $219,902 in debt was $1,554,902.

On July 25, 2011, the Company acquired 100% of the issued and outstanding shares of common stock of IDC Global, Inc. (“IDC”), a Delaware corporation with offices in Chicago, New York, London and other key cities. Pursuant to the acquisition agreement of July 15, 2011, the Company agreed to issue the shareholders an aggregate of 800,000 shares of common stock and make a cash payment of $750,000. The agreement required an additional payment to the management shareholders of 80,000 shares of common stock and pay signing bonuses to personnel of $35,000. The Company also agreed to reimburse IDC up to $25,000 for incurred accounting and legal fees related to the transaction. The total value of the investment, including $883,005 of debt assumption was $4,713,005.

On September 27, 2011, the Company entered into an acquisition agreement with SD Holdings Ltd. (“SYN”), a Mauritius corporation and the shareholders of SYN (the “Selling Shareholders”) owning 100% of issued and outstanding shares of SYN. Pursuant to the agreement, the Company purchased one hundred percent (100%) of the issued and outstanding shares of SYN (“SYN Shares”) effective November 1, 2011 in consideration for (i) 700,000 shares of common stock of GBS and (ii) $525,529.

The assets and liabilities of these companies represent their values as of September 30, 2011 and are included in these consolidated financial statements. This timing approach is allowed as per Regulation S-X Rule 3A-02.